Restricted Cash - Summary of Disclosure of Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash [abstract]
Captive insurance	$ 19,815	$ 19,616
Other	0	275
Restricted cash and cash equivalents	$ 19,815	$ 19,891